Income taxes - Current income tax expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes [Abstract]
Current tax expense (income)	€ 111	€ 291	€ 390
Adjustments for current tax of prior periods	(14)	7	(10)
Current tax expense (income) and adjustments for current tax of prior periods	€ (97)	€ 298	€ 380